Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock option activity and the weighted average exercise price
The stock option activity and the weighted average exercise price are summarized as follows:

	2023		2022

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of year*	11,823,310	36.36	6,796,039	24.56
Granted**	2,817,149	19.93	7,920,684	49.47
Exercised	(942,641)	5.00	(1,061,359)	16.48
Forfeited/Cancelled	(3,637,522)	47.76	(1,832,054)	47.84

Outstanding – End of fiscal year	10,060,296	30.58	11,823,310	38.37

Exercisable – End of fiscal year	3,771,711	31.24	2,600,818	23.05
*The 2023 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for the CAD to USD foreign exchange rate used when calculating the current fiscal year's weighted average exercise prices.
**Included in the stock options granted in the fiscal year ended March 31, 2022 were 2,500,000 stock options with vesting dependent on market conditions tied to the Company's future share price performance.

The RSU, DSU and PSU activity and the weighted average grant date fair values
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2023 are summarized as follows:

	2023		2023		2023
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	3,314,131	46.71	34,421	37.95	953,290	28.73
Granted	4,397,629	20.77	47,577	18.72	—	—
Settled	(956,837)	41.58	(16,600)	40.50	(333,650)	28.73
Forfeited	(1,214,156)	37.97	—	—	—	—

Outstanding – End of year	5,540,767	28.92	65,398	23.31	619,640	28.73
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2022 are summarized as follows:

	2022		2022		2022
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	939,833	44.93	14,751	26.68	75,182	24.90
Granted	3,016,792	48.89	20,227	47.14	953,290	28.73
Settled	(219,208)	52.19	(557)	73.39	(51,094)	24.97
Forfeited	(423,286)	55.50	—	—	(24,088)	24.75

Outstanding – End of year	3,314,131	46.71	34,421	37.95	953,290	28.73

Weighted average assumptions
The fair value of stock options granted to employees, excluding stock options that contain market conditions, was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2023	2022

Expected volatility	52.22%	47.25%
Risk-free interest rate	3.05%	1.04%
Expected option life	3.92 years	4.07 years
Expected dividend yield	0%	0%
Forfeiture rate	26.55%	27.07%
The fair value of stock options granted in the fiscal year ended March 31, 2022 to certain executives with vesting dependent on market conditions tied to the Company's future share price performance is measured using the Monte Carlo pricing model to estimate the Company's potential future share price. This model leverages assumptions that the expected volatility of the share price is 41% and the expected option life is 7 years.
Range of exercise prices of outstanding share options
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2023:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 18.92	1,930,537	5.09	12.19	719,850	2.21	5.80
18.93 to 22.62	1,886,776	5.61	21.49	384,078	4.24	21.79
22.63 to 27.73	2,268,067	4.46	23.99	1,409,502	3.77	24.27
27.74 to 41.54	1,896,698	5.51	31.49	291,923	3.79	31.80
41.55 to 93.45	2,078,218	5.42	62.27	966,358	5.38	63.92

Total	10,060,296	5.19	30.58	3,771,711	3.94	31.24
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2022:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 21.90	2,735,944	4.82	11.60	1,017,325	3.28	5.02
21.91 to 27.52	2,137,518	5.67	24.29	796,323	5.12	24.90
27.53 to 33.19	2,238,268	6.34	30.75	302,339	4.94	28.71
33.20 to 65.89	1,855,419	6.25	45.76	286,652	5.07	38.86
65.90 to 94.03	2,856,161	6.22	75.73	198,179	6.14	76.67

Total	11,823,310	5.82	38.37	2,600,818	4.45	23.05

Stock options outstanding and stock options exercisable
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2023:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 18.92	1,930,537	5.09	12.19	719,850	2.21	5.80
18.93 to 22.62	1,886,776	5.61	21.49	384,078	4.24	21.79
22.63 to 27.73	2,268,067	4.46	23.99	1,409,502	3.77	24.27
27.74 to 41.54	1,896,698	5.51	31.49	291,923	3.79	31.80
41.55 to 93.45	2,078,218	5.42	62.27	966,358	5.38	63.92

Total	10,060,296	5.19	30.58	3,771,711	3.94	31.24
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2022:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 21.90	2,735,944	4.82	11.60	1,017,325	3.28	5.02
21.91 to 27.52	2,137,518	5.67	24.29	796,323	5.12	24.90
27.53 to 33.19	2,238,268	6.34	30.75	302,339	4.94	28.71
33.20 to 65.89	1,855,419	6.25	45.76	286,652	5.07	38.86
65.90 to 94.03	2,856,161	6.22	75.73	198,179	6.14	76.67

Total	11,823,310	5.82	38.37	2,600,818	4.45	23.05